SEGMENT INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Net sales	$ 1,910.0	$ 1,879.9	$ 1,760.8
United States
Disclosure of operating segments [line items]
Net sales	1,567.6	1,523.9	1,420.9
Canada
Disclosure of operating segments [line items]
Net sales	$ 342.4	$ 356.0	$ 339.9